SEGMENT INFORMATION - Summary Of Revenues By Geographic Areas (Details) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Segment Reporting Information [Line Items]
Revenues by geographic areas		$ 42,415	$ 18,241
Europe Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Revenues by geographic areas	[1]	37,203	16,229
Americas [Member]
Segment Reporting Information [Line Items]
Revenues by geographic areas	[2]	3,730	916
Israel [Member]
Segment Reporting Information [Line Items]
Revenues by geographic areas		1,399	969
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Revenues by geographic areas		83	127
United States [Member]
Segment Reporting Information [Line Items]
Revenues by geographic areas		$ 3,712	$ 916

[1]	Includes revenues from Germany only.
[2]	Includes revenues from United States in the amount of $3,712 and $916 for the nine months ended September 30, 2025 and 2024, respectively.